Financial Instruments - Summary of Exposure to Credit Risk and ECLs (Detail) - Trade receivables [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Gross carrying amount	$ 141	$ 120
Loss allowance	$ (22)	$ (20)
Current (not past due) [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	5.22%	6.75%
Gross carrying amount	$ 91	$ 83
Loss allowance	$ (5)	$ (7)
Credit- impaired	No	No
1 – 30 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	11.14%	9.91%
Gross carrying amount	$ 24	$ 12
Loss allowance	$ (3)	$ (1)
Credit- impaired	No	No
31 – 60 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	14.02%	15.52%
Gross carrying amount	$ 9	$ 9
Loss allowance	$ (1)	$ (1)
Credit- impaired	No	No
61 – 90 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	46.72%	31.27%
Gross carrying amount	$ 5	$ 3
Loss allowance	$ (2)	$ (1)
Credit- impaired	No	No
91 – 120 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	55.59%	42.41%
Gross carrying amount	$ 2	$ 3
Loss allowance	$ (1)	$ (1)
Credit- impaired	No	No
More than 121 days [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	95.10%	93.15%
Gross carrying amount	$ 10	$ 10
Loss allowance	$ (10)	$ (9)
Credit- impaired	Yes	Yes